Interest Expenses, Net (Details) - Schedule of Interest Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Interest Expenses [Abstract]
Interest expense	$ (72,634)	$ (238,269)
Interest income	8,046	38,557
Total interest expense, net	$ (64,588)	$ (199,712)